Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 80	$ 77	$ 76	$ 75